FAIR VALUE MEASUREMENTS (Narrative) (Details) - Nonrecurring [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Carrying amount of long lived assets held for use	$ 1,269		¥ 8,834
Long-lived assets held and used	285		¥ 1,985	¥ 3,467
Impairment of long-lived assets	$ 984	¥ 6,849